Investments in Unconsolidated Affiliates	12 Months Ended
Jun. 30, 2014
Investments in Unconsolidated Affiliates [Abstract]
Investments in Unconsolidated Affiliates
(9)              Investments in Unconsolidated Affiliates

Investments in unconsolidated affiliates comprise the following at June 30:

	Ownership Interest	2014	2013
Inversora Nihuiles S.A.(a)	9.75%	3,067	3,067
Inversora Diamante S.A.(b)	8.40%	2,906	2,906
Total		$5,973	5,973

(a)	This entity owns a 51% interest in Hidroelectrica Los Nihuiles S.A., which is a hydroelectric company in Argentina.

(b)	This entity owns a 59% interest in Hidroelectrica Diamante S.A., which is a hydroelectric company in Argentina.